Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024
Entity File Number	001-41421
Entity Registrant Name	Alvotech
Entity Address, Address Line One	9
Entity Address, Address Line Two	Rue de Bitbourg
Entity Address, Postal Zip Code	1273
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Central Index Key	0001898416
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Fiscal Year Focus	2024